Income and mining taxes - Deferred income tax assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
DEFERRED TAX ASSETS
Deferred income tax asset (in respect of Ontario mining tax, net)	$ 8.7	$ 4.9
DEFERRED TAX LIABILITIES
Deferred income tax liabilities, net	55.6	74.8
CANADA
DEFERRED TAX ASSETS
Deferred income tax asset (in respect of Ontario mining tax, net)	8.7	5.0
DEFERRED TAX LIABILITIES
Deferred income tax liabilities, net	55.6	74.8
CANADA | Mining interests
DEFERRED TAX ASSETS
Deferred income tax asset (in respect of Ontario mining tax, net)	1.7	0.0
DEFERRED TAX LIABILITIES
Deferred income tax liabilities, net	74.9	98.3
CANADA | Derivative financial liabilities
DEFERRED TAX ASSETS
Deferred income tax asset (in respect of Ontario mining tax, net)	9.2	6.5
CANADA | Inventory and other
DEFERRED TAX ASSETS
Deferred income tax asset (in respect of Ontario mining tax, net)	2.2	1.5
DEFERRED TAX LIABILITIES
Deferred income tax liabilities, net	8.1	4.2
CANADA | Mining tax credits carry-forward
DEFERRED TAX LIABILITIES
Deferred income tax liabilities, net	$ 27.4	$ 27.7